UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number: 028-13306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Rechtschaffen
Title:    Managing Member
Phone:    (646) 454-5312

Signature, Place and Date of Signing:


/s/ Andrew Rechtschaffen        New York, New York          November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $130,834
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-13308                Obrem Capital Offshore Master, L.P.

2.   028-13307                Obrem Capital (QP), LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009
COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COL 7       COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x1000)   PRN AMT   PRN CALL DISCRETION     MNGRS SOLE SHARED    NONE
--------------                 --------------      -----       -------   -------   --- ---- ----------     ----- ---- ------    ----
AKAMAI TECHNOLOGIES INC        COM                00971T101    1,378        70,000          Shared-Defined   1,2         70,000
ALLEGHENY ENERGY INC           COM                17361106     4,303       162,257          Shared-Defined   1,2        162,257
AON CORP                       COM                37389103     5,168       127,000          Shared-Defined   1,2        127,000
ARVINMERITOR INC               COM                43353101     1,290       165,000          Shared-Defined   1,2        165,000
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105    2,099        79,300          Shared-Defined   1,2         79,300
BOSTON SCIENTIFIC CORP         COM                101137107    1,483       140,000          Shared-Defined   1,2        140,000
CAREFUSION CORP                COM                14170T101    2,398       110,000          Shared-Defined   1,2        110,000
CHIPOTLE MEXICAN GRILL INC     CL B               169656204      832        10,000          Shared-Defined   1,2         10,000
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A   20440T201    3,294        58,500          Shared-Defined   1,2         58,500
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0    207142AH3    1,700     2,000,000          Shared-Defined   1,2      2,000,000
DR PEPPER SNAPPLE GROUP INC    COM                26138E109    2,588        90,000          Shared-Defined   1,2         90,000
E M C CORP MASS                COM                268648102    3,067       180,000          Shared-Defined   1,2        180,000
EMPLOYERS HOLDINGS INC         COM                292218104    8,620       556,857          Shared-Defined   1,2        556,857
ENSCO INTL INC                 COM                26874Q100    3,403        80,000          Shared-Defined   1,2         80,000
GLOBE SPECIALTY METALS INC     COM                37954N206      830        92,000          Shared-Defined   1,2         92,000
HEALTH NET INC                 COM                42222G108    4,330       281,200          Shared-Defined   1,2        281,200
HELIX ENERGY SOLUTIONS GRP I   COM                42330P107    2,142       143,000          Shared-Defined   1,2        143,000
LIBERTY MEDIA CORP NEW         ENT COM SER A      53071M500    3,733       120,000          Shared-Defined   1,2        120,000
LIVE NATION INC                NOTE 2.875% 7/1    538034AB5    1,775     2,500,000          Shared-Defined   1,2      2,500,000
MDS INC                        COM                55269P302   25,132     3,064,274          Shared-Defined   1,2      3,064,274
MICREL INC                     COM                594793101   21,718     2,664,837          Shared-Defined   1,2      2,664,837
NASDAQ OMX GROUP INC           COM                631103108    2,842       135,000          Shared-Defined   1,2        135,000
NAVIOS MARITIME HOLDINGS INC   COM                Y62196103      404        82,300          Shared-Defined   1,2         82,300
SPDR GOLD TRUST                GOLD SHS           78463V107    5,190        52,500          Shared-Defined   1,2         52,500
SUPERVALU INC                  COM                868536103    6,054       402,000          Shared-Defined   1,2        402,000
SYMANTEC CORP                  COM                871503108    3,459       210,000          Shared-Defined   1,2        210,000
TICKETMASTER ENTMT INC         COM                88633P302    3,499       299,300          Shared-Defined   1,2        299,300
VALEANT PHARMACEUTICALS INTL   COM                91911X104    4,198       149,600          Shared-Defined   1,2        149,600
WELLCARE HEALTH PLANS INC      COM                94946T106    3,299       133,814          Shared-Defined   1,2        133,814
WYETH                          COM                983024100      607        12,500          Shared-Defined   1,2         12,500

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